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Supplement dated May 1, 2010 to the

PROSPECTUS | Dated May 1, 2010

The following funds are currently being offered for sale:

JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND (CRBQ)

JEFFERIES | TR/J CRB GLOBAL AGRICULTURE EQUITY INDEX FUND (CRBA)
JEFFERIES | TR/J CRB GLOBAL INDUSTRIAL METALS EQUITY INDEX FUND (CRBI)

The following funds are not being offered for sale at this time:

JEFFERIES | TR/J CRB GLOBAL ENERGY EQUITY INDEX FUND (CRBE)
JEFFERIES | TR/J CRB GLOBAL PRECIOUS METALS EQUITY INDEX FUND (CRBG)

Each fund is a series of ALPS ETF Trust.

Please retain this supplement for future reference.